Cover	Jan. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2022
Entity File Number	024-11289
Entity Registrant Name	HESTIA INSIGHT INC.
Entity Central Index Key	0001813603
Entity Tax Identification Number	85-0994055
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	400 S. 4th Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89101
City Area Code	(702)
Local Phone Number	793-4028
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false